Concentrations (Details)	12 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)
Concentrations (Details) [Line Items]
Cash, cash equivalents and restricted cash (in Dollars)	$ 340,530		$ 3,633,645	$ 27,375	$ 20,964
Bank account is insured by the government authority with the maximum limit	$ 70,692	¥ 500,000
Concentrations of customers percentage	10.00%	10.00%
Accounts receivable [Member]
Concentrations (Details) [Line Items]
Concentrations of customers percentage	10.00%	10.00%	10.00%
Revenue [Member]
Concentrations (Details) [Line Items]
Concentrations of customers percentage	10.00%	10.00%	10.00%	10.00%
Supplier [Member]
Concentrations (Details) [Line Items]
Concentrations of customers percentage	10.00%	10.00%	10.00%	10.00%